Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund
Turner International Growth Fund
Investment Objective
The Turner International Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner International Growth Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		0.85%	0.85%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		1.56%	1.36%
Total Annual Fund Operating Expenses		2.41%	2.46%
Fee Waivers and Expense Reimbursements	[1]	(1.31%)	(1.11%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.10%	1.35%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner International Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	112	626	1,167	2,646
Investor Class Shares	137	660	1,210	2,712

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 210%
of the average value of its portfolio.
Principal Strategy
The Turner International Growth Fund invests primarily (at least 80% of its net assets) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that Turner believes have strong earnings growth potential. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index ("World Growth ex-U.S.
Index"). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the
World Growth ex-U.S. Index. The Fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World
Growth ex-U.S. Index.

The Fund may buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented international equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential.
Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]

Best Quarter Worst Quarter 26.28% (27.03)% (06/30/09) (09/30/08)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the MSCI World Growth ex-U.S. Index.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for
Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner International Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Before taxes on distributions		(9.85%)	0.83%	Jan. 31, 2007
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares After taxes on distributions		(9.85%)	0.52%	Jan. 31, 2007
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares After taxes on distributions and sale of shares		(6.40%)	0.54%	Jan. 31, 2007
Investor Class Shares	Investor Class Shares Before taxes on distributions	[1]	(10.14%)	0.69%	Jan. 31, 2007
MSCI World Growth ex-U.S. Index	MSCI World Growth ex-U.S. Index	[2]	(12.41%)	(2.61%)	Jan. 31, 2007
[1]	The inception date for Investor Class Shares is October 31, 2008. Periods prior to October 31, 2008 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[2]	The MSCI World Growth ex-U.S. Index is a market capitalization weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.

[1]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on January 31, 2007.